Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Schedule of Defined Benefit Plans
The result of the Swiss defined benefit plans is summarized in the tables below:

Employee benefit obligations (amount recognized in the consolidated balance sheets)

(CHF in millions)	December 31, 2025	December 31, 2024

Present value of defined benefit obligation	(65.4)	(52.9)
Fair value of plan assets	59.9	44.3
Employee benefit obligations	(5.5)	(8.6)

(CHF in millions)	2025	2024

Present value of defined benefit obligation at January 1	52.9	35.3
Current service cost	8.6	5.3
Contributions by the employees	5.5	4.3
Interest expenses	0.5	0.5
Past service cost	(0.3)	—
Benefits paid	1.7	2.8
Actuarial losses/(gains) from
changes in financial assumptions	(4.2)	2.5
changes in experience adjustments	0.7	2.1
Present value of defined benefit obligation at December 31	65.4	52.9

	12/31/2025	12/31/2024

Discount rate	1.4%	1.0%
Expected rate of salary increase	1.0%	1.0%
Expected rate of pension increase	0.0%	0.0%
Demographic assumptions	BVG 2020 generation table	BVG 2020 generation table

Schedule of Net Defined Benefit Obligation	Employee benefit obligations reconcile as follows:

(CHF in millions)	2025	2024

Employee benefit obligations at January 1	(8.6)	(2.2)
Amounts recognized in income statement	(8.3)	(5.3)
Amounts recognized in other comprehensive income	7.2	(1.2)
Contributions by the employer	4.3	0.2
Employee benefit obligations at December 31	(5.5)	(8.6)

Schedule of Defined Benefit Plan Expense Recognized in Profit or Loss	Amounts recognized in the consolidated statements of income

(CHF in millions)	2025	2024	2023

Current service cost	(8.6)	(5.3)	(3.8)
Past service cost	0.3	—	—
Employee benefit expenses	(8.3)	(5.3)	(3.8)

Schedule of Defined Benefit Plan Expense Recognized in Other Comprehensive Income
Remeasurements recognized in equity (other comprehensive income)

(CHF in millions)	2025	2024	2023

Actuarial (losses)/gains from
changes in financial assumptions	4.2	(2.5)	(3.6)
changes in experience adjustments	(0.7)	(2.1)	0.2
Return on plan assets excluding interest income	3.7	3.4	—
Net actuarial result from defined benefit plans	7.2	(1.2)	(3.4)

Schedule of Fair Value of Plan Assets
Plan assets

(CHF in millions)	2025	2024

Fair value of plan assets at January 1	44.3	33.1
Contributions by the employer	4.3	0.2
Contributions by the employees	5.5	4.3
Interest income	0.5	0.5
Benefits paid	1.7	2.8
Return on plan assets (excluding interest income)	3.7	3.4
Fair value of plan assets at December 31	59.9	44.3
The plan assets consist of (all with quoted market prices):

	12/31/2025	12/31/2024

Cash and cash equivalents	4.1%	5.9%
Debt instruments	20.3%	21.9%
Equity instruments	33.8%	33.5%
Real estate	22.5%	21.3%
Mortgages	4.2%	3.6%
Alternative assets	15.1%	13.8%
Total	100.0%	100.0%

Schedule of Sensitivity Analysis for Actuarial Assumptions

(CHF in millions)	12/31/2025	12/31/2024

Discount rate
-0.5%	4.9	4.5
+0.5%	(4.2)	(3.8)
Expected rate of salary increase
-0.5%	(1.4)	(1.2)
+0.5%	1.0	0.9
Life expectancy
-1 year	(0.3)	(0.5)
+1 year	0.4	0.5